Non-operating (expenses) / income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Other Income and Expenses [Abstract]
Interest income	$ 175	$ 237	$ 191
Interest expense	(181)	(139)	(72)
Foreign exchange (loss) / gain	42	(21)	(353)
Non-operating (expenses) / income, net	$ 36	$ 77	$ (234)